OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure Of Other Equity Instruments [text block]
	2018 £m	2017 £m	2016 £m
At 1 January	5,355	5,355	5,355
Issued in the year:
US dollar notes ($1,500 million nominal)	1,136	–	–
At 31 December	6,491	5,355	5,355